First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 96.9%
	Aerospace & Defense — 3.2%
1,506	AeroVironment, Inc. (b)	$207,241
746	L3Harris Technologies, Inc.	142,344
504	Northrop Grumman Corp.	239,481
		589,066
	Automobiles — 1.6%
1,248	Tesla, Inc. (b)	299,620
	Biotechnology — 12.2%
1,168	Alnylam Pharmaceuticals, Inc. (b)	196,516
10,526	Amicus Therapeutics, Inc. (b)	115,997
7,242	Arcus Biosciences, Inc. (b)	109,065
4,235	BioMarin Pharmaceutical, Inc. (b)	385,724
3,176	Halozyme Therapeutics, Inc. (b)	122,625
620	Regeneron Pharmaceuticals, Inc. (b)	510,762
6,022	REGENXBIO, Inc. (b)	117,549
11,713	Replimune Group, Inc. (b)	130,951
10,079	SpringWorks Therapeutics, Inc. (b)	306,301
768	Vertex Pharmaceuticals, Inc. (b)	272,494
		2,267,984
	Broadline Retail — 4.2%
5,293	Amazon.com, Inc. (b)	773,254
	Capital Markets — 1.4%
2,753	Tradeweb Markets, Inc., Class A	266,766
	Communications Equipment — 2.2%
1,348	Arista Networks, Inc. (b)	296,169
2,513	Ciena Corp. (b)	115,221
		411,390
	Electrical Equipment — 3.9%
4,235	Array Technologies, Inc. (b)	65,515
2,413	Emerson Electric Co.	214,516
2,456	Schneider Electric SE (EUR)	450,779
		730,810
	Electronic Equipment, Instruments & Components — 0.9%
1,248	TE Connectivity Ltd.	163,488
	Entertainment — 1.1%
449	Netflix, Inc. (b)	212,813
	Financial Services — 4.1%
124	Adyen N.V. (EUR) (b) (c) (d)	144,556
2,253	Block, Inc. (b)	142,908
8,047	Toast, Inc., Class A (b)	119,659
1,369	Visa, Inc., Class A	351,395
		758,518
Shares	Description	Value

	Ground Transportation — 4.6%
15,044	Uber Technologies, Inc. (b)	$848,181
	Health Care Equipment & Supplies — 2.5%
545	Align Technology, Inc. (b)	116,521
1,065	Dexcom, Inc. (b)	123,029
2,964	Inmode Ltd. (b)	70,395
502	Intuitive Surgical, Inc. (b)	156,041
		465,986
	Health Care Providers & Services — 0.8%
5,293	Fulgent Genetics, Inc. (b)	145,981
	Industrial Conglomerates — 1.7%
1,853	Siemens AG (EUR)	310,615
	Interactive Media & Services — 7.2%
5,873	Alphabet, Inc., Class C (b)	786,512
1,165	Meta Platforms, Inc., Class A (b)	381,130
5,856	TripAdvisor, Inc. (b)	104,413
5,009	ZoomInfo Technologies, Inc. (b)	71,979
		1,344,034
	IT Services — 3.2%
688	Accenture PLC, Class A	229,201
449	MongoDB, Inc. (b)	186,667
2,515	Shopify, Inc., Class A (b)	183,142
		599,010
	Life Sciences Tools & Services — 2.5%
10,057	Avantor, Inc. (b)	213,007
524	Thermo Fisher Scientific, Inc.	259,778
		472,785
	Machinery — 1.1%
1,588	Chart Industries, Inc. (b)	206,488
	Media — 0.8%
2,175	Trade Desk (The), Inc., Class A (b)	153,250
	Professional Services — 0.7%
838	Paylocity Holding Corp. (b)	131,289
	Semiconductors & Semiconductor Equipment — 8.5%
439	Broadcom, Inc.	406,395
3,176	Marvell Technology, Inc.	176,999
1,694	Micron Technology, Inc.	128,947
1,641	NVIDIA Corp.	767,496
1,631	Rambus, Inc. (b)	110,370
		1,590,207

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software — 27.6%
847	Autodesk, Inc. (b)	$185,010
5,822	Confluent, Inc., Class A (b)	123,543
2,255	Crowdstrike Holdings, Inc., Class A (b)	534,412
663	CyberArk Software Ltd. (b)	132,116
3,387	Datadog, Inc., Class A (b)	394,823
4,018	Dynatrace, Inc. (b)	215,164
548	Intuit, Inc.	313,160
2,998	Microsoft Corp.	1,135,972
3,176	Oracle Corp.	369,083
15,061	Palantir Technologies, Inc., Class A (b)	301,973
4,183	PowerSchool Holdings, Inc., Class A (b)	97,547
1,001	ServiceNow, Inc. (b)	686,426
1,164	Workday, Inc., Class A (b)	315,118
1,673	Zscaler, Inc. (b)	330,468
		5,134,815
	Technology Hardware, Storage & Peripherals — 0.9%
4,767	Pure Storage, Inc., Class A (b)	158,789
	Total Common Stocks	18,035,139
	(Cost $16,750,433)
MONEY MARKET FUNDS — 3.1%
575,570	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (e)	575,570
	(Cost $575,570)

	Total Investments — 100.0%	18,610,709
	(Cost $17,326,003)
	Net Other Assets and Liabilities — (0.0)%	(1,140)
	Net Assets — 100.0%	$18,609,569

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of November 30, 2023.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,035,139	$ 18,035,139	$ —	$ —
Money Market Funds	575,570	575,570	—	—
Total Investments	$18,610,709	$18,610,709	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 5.5%
941	Arista Networks, Inc. (a)	$206,747
8,538	Cisco Systems, Inc.	413,068
		619,815
	Electronic Equipment, Instruments & Components — 2.0%
1,818	Amphenol Corp., Class A	165,420
129	CDW Corp.	27,204
239	Jabil, Inc.	27,561
		220,185
	Entertainment — 5.3%
228	Electronic Arts, Inc.	31,466
1,129	Netflix, Inc. (a)	535,112
818	Warner Music Group Corp., Class A	27,084
		593,662
	Financial Services — 9.1%
100	FleetCor Technologies, Inc. (a)	24,050
1,188	Mastercard, Inc., Class A	491,630
1,992	Visa, Inc., Class A	511,306
		1,026,986
	Interactive Media & Services — 9.1%
3,598	Alphabet, Inc., Class A (a)	476,843
1,658	Meta Platforms, Inc., Class A (a)	542,415
		1,019,258
	IT Services — 1.2%
259	Akamai Technologies, Inc. (a)	29,922
1,538	Cognizant Technology Solutions Corp., Class A	108,245
		138,167
	Media — 6.5%
458	Charter Communications, Inc., Class A (a)	183,260
10,470	Comcast Corp., Class A	438,588
1,491	Trade Desk (The), Inc., Class A (a)	105,056
		726,904
	Semiconductors & Semiconductor Equipment — 22.0%
1,518	Analog Devices, Inc.	278,371
2,548	Applied Materials, Inc.	381,639
530	Broadcom, Inc.	490,637
218	Enphase Energy, Inc. (a)	22,022
418	KLA Corp.	227,651
402	Lam Research Corp.	287,800
280	Lattice Semiconductor Corp. (a)	16,394
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
1,658	Microchip Technology, Inc.	$138,344
51	Monolithic Power Systems, Inc.	27,985
991	NVIDIA Corp.	463,491
1,312	ON Semiconductor Corp. (a)	93,585
250	Skyworks Solutions, Inc.	24,232
251	Teradyne, Inc.	23,150
		2,475,301
	Software — 34.2%
878	Adobe, Inc. (a)	536,467
88	ANSYS, Inc. (a)	25,816
630	AppLovin Corp., Class A (a)	23,612
650	Autodesk, Inc. (a)	141,979
548	Bentley Systems, Inc., Class B	28,529
828	Cadence Design Systems, Inc. (a)	226,268
1,342	Gen Digital, Inc.	29,631
851	Intuit, Inc.	486,312
138	Manhattan Associates, Inc. (a)	30,781
1,492	Microsoft Corp.	565,334
930	Palo Alto Networks, Inc. (a)	274,434
188	PTC, Inc. (a)	29,584
2,210	Salesforce, Inc. (a)	556,699
621	ServiceNow, Inc. (a)	425,844
462	Synopsys, Inc. (a)	250,972
798	Workday, Inc., Class A (a)	216,035
		3,848,297
	Technology Hardware, Storage & Peripherals — 4.9%
2,608	Apple, Inc.	495,390
358	NetApp, Inc.	32,718
99	Super Micro Computer, Inc. (a)	27,073
		555,181
	Total Common Stocks	11,223,756
	(Cost $10,225,195)
MONEY MARKET FUNDS — 0.2%
24,172	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (b)	24,172
	(Cost $24,172)

	Total Investments — 100.0%	11,247,928
	(Cost $10,249,367)
	Net Other Assets and Liabilities — (0.0)%	(565)
	Net Assets — 100.0%	$11,247,363

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2023.

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,223,756	$ 11,223,756	$ —	$ —
Money Market Funds	24,172	24,172	—	—
Total Investments	$11,247,928	$11,247,928	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi-Strategy Alternative ETF (LALT)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets — 100.0%
15,096	First Trust Alternative Absolute Return Strategy ETF (a)	$422,688
8,371	First Trust Global Tactical Commodity Strategy Fund (a)	195,630
3,785	First Trust Long/Short Equity ETF (a)	209,386
8,819	First Trust Managed Futures Strategy Fund (a)	421,013
11,968	First Trust Merger Arbitrage ETF (a)	241,239
8,408	First Trust TCW Unconstrained Plus Bond ETF (a)	203,642
2,198	iShares 7-10 Year Treasury Bond ETF	205,315
2,873	iShares Gold Trust (b)	110,726

	Total Investments — 100.0%	2,009,639
	(Cost $2,046,390)
	Net Other Assets and Liabilities — 0.0%	832
	Net Assets — 100.0%	$2,010,471

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 2,009,639	$ 2,009,639	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2023, and for the fiscal year-to-date period (September 1, 2023 to November 30, 2023) are as follows:

Security Name	Shares at 11/30/2023	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2023	Dividend Income
First Trust Alternative Absolute Return Strategy ETF	15,096	$218,666	$230,129	$(3,806)	$(22,117)	$(184)	$422,688	$3,468
First Trust Global Tactical Commodity Strategy Fund	8,371	106,186	110,496	(9,372)	(11,269)	(411)	195,630	1,629

First Trust Multi-Strategy Alternative ETF (LALT)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Security Name	Shares at 11/30/2023	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2023	Dividend Income
First Trust Long/Short Equity ETF	3,785	$100,572	$103,785	$—	$5,029	$—	$209,386	$772
First Trust Managed Futures Strategy Fund	8,819	216,598	225,517	(6,554)	(14,407)	(141)	421,013	3,364
First Trust Merger Arbitrage ETF	11,968	120,904	123,648	(745)	(2,557)	(11)	241,239	2,960
First Trust TCW Unconstrained Plus Bond ETF	8,408	99,654	104,425	—	(437)	—	203,642	2,749
		$862,580	$898,000	$(20,477)	$(45,758)	$(747)	$1,693,598	$14,942

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.